Accounting standards	12 Months Ended
Dec. 31, 2020
Accounting Standards [Abstract]
Accounting standards

3. Accounting standards

A. Changes in accounting policy

A number of amendments to existing standards became effective January 1, 2020 but they did not have an effect on the Company’s financial statements.

B. New standards and interpretations not yet adopted

A number of amendments to existing standards are not yet effective for the year ended December 31, 2020 and have not been applied in preparing these consolidated financial statements. Cameco does not intend to early adopt any of the amendments and does not expect them to have a material impact on its financial statements.